Market Risk - Summary of NIM and EVE Sensitivity of Interest Rate Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
+50bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity (audited)	£ 225	£ 99
EVE sensitivity	367	10
+50bps | SFS
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity (audited)	6	19
EVE sensitivity	(4)	23
-50bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity (audited)	(15)	56
EVE sensitivity	(585)	(88)
-50bps | SFS
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity (audited)	(1)	(14)
EVE sensitivity	£ (7)	£ (22)